FINANCIAL RISK MANAGEMENT - Schedule of maturity profile of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management [Line Items]
Trade and other payables	$ 72,528	$ 54,465
Lease Liabilities	40,091	40,691
Convertible Bonds	143,714	143,338
Total	256,333	$ 238,494
2024
Financial Risk Management [Line Items]
Trade and other payables	72,528
Lease Liabilities	5,071
Convertible Bonds	4,126
Total	81,725
2025
Financial Risk Management [Line Items]
Trade and other payables	0
Lease Liabilities	4,548
Convertible Bonds	139,588
Total	144,136
2026
Financial Risk Management [Line Items]
Trade and other payables	0
Lease Liabilities	4,143
Convertible Bonds	0
Total	4,143
2027
Financial Risk Management [Line Items]
Trade and other payables	0
Lease Liabilities	3,729
Convertible Bonds	0
Total	3,729
2028 and onwards
Financial Risk Management [Line Items]
Trade and other payables	0
Lease Liabilities	22,600
Convertible Bonds	0
Total	$ 22,600